Staff costs (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Staff costs
Wages and salaries	SFr 3,280,004	SFr 2,959,856	SFr 2,438,448
Social charges and insurances	396,149	315,164	243,232
Value of share-based services (note 14)	946,632	901,425	1,310,888
Retirement benefit (note 20)	114,353	220,559	296,247
Total staff costs	SFr 4,737,138	SFr 4,397,004	SFr 4,288,815